Convertible Note Payable	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
NOTE 15 - Convertible Note Payable

On August 9, 2008, Global Recycling issued a convertible promissory note to Leonid Frenkel, a principal stockholder, registered in the name of "IRA FBO Leonid Frenkel," for $1,000,000 and bearing interest at 10.0% per annum (the "Frenkel Convertible Note"). Interest payments were due semi-annually in cash or shares of Global Recycling common stock. The Frenkel Convertible Note was convertible into 575,350 shares, at any time prior to maturity, at the option of the holder, into Global Recycling common stock at a conversion price of $2.50 per share. The Frenkel Convertible Note was secured by a lien on Global Recycling's provisional patent application, including the GlyEco TechnologyTM Patent. The holder was also granted 480,000 warrants at $0.025 per share at the time the Frenkel Convertible Note was issued. The warrants expired on September 8, 2013.

On April 3, 2012, the Company executed a Note Conversion Agreement (the "Conversion Agreement") with Mr. Frenkel. The terms of the Conversion Agreement extended the maturity date for the convertible note (the "Frenkel Convertible Note") to December 31, 2013, with interest accrued at a rate of 12.5% compounding semi-annually, and waived any and all claims of demand arising from or related to a default on the Frenkel Convertible Note prior to the Conversion Agreement. The Conversion Agreement further stated that Mr. Frenkel would convert all money owed into a combination of common and Series AA preferred stock on the date that the Company had received an aggregate of $5,000,000 in equity investment following the date of the Conversion Agreement and warrants. Of the debt converted, $470,000 would be converted into common stock at $1.00 per share or the price offered to any investor subsequent to the Conversion Agreement, if lower. The remainder would be converted into Series AA preferred stock at $1.00 per share or the price offered to any investor subsequent to the Conversion Agreement, if lower. The Series AA preferred stock shall in all respects be the same as common stock, except for the following features: (i) the Series AA preferred stock shall accrue a dividend of 12.5% per year, compounded semi-annually; (ii) the Series AA preferred stock shall have priority in payment upon liquidation over common stock to the extent of the $1,171,375 and all accrued but unpaid dividends; (iii) the Series AA preferred stock shall automatically convert into common stock at the rate of one share of common stock for each $1 of the Series AA preferred stock plus accrued but unpaid dividends if the closing price on the common stock on the OTC/BB is $5.00 per share for 20 consecutive trading days, or if the stock is listed on NYSE or NASDAQ; (iv) the original issue price of $1,171,375 plus all accrued but unpaid dividends shall be due and payable on December 31, 2013 if the Series AA preferred stock is not converted to common stock under the terms herein by such date; and (v) the Series AA preferred stock shall provide that the holder may not voluntarily convert into common stock to the extent that the holder will beneficially own in excess of 9.99% of the then issued and outstanding common stock of the Company. As of February 15, 2013 the amount outstanding under the convertible note, including principal and interest, totaled $1,641,375.

On February 15, 2013, the Company satisfied the terms of the Conversion Agreement, upon receiving an aggregate of $5,000,000 in equity investment. At this time, the Company issued to Mr. Frenkel 940,000 shares of common stock at a price of $0.50 per share, 2,342,750 shares of Series AA preferred stock at a price of $0.50 per share, and 940,000 warrants to purchase shares of Common Stock at a price of $1.00 per share. The estimated value of the warrants totaling $392,170 were expensed under interest expense during 2013. Interest expense of $24,913 was recorded during 2013 for the period from January 1, 2013 through the date the notes payable were converted to the common and Series AA preferred stock. Upon conversion of the Series AA preferred stock to Common Stock, the Company will issue warrants at a price of $1.00 per share for each share of the Series AA preferred stock that is converted. The Series AA preferred stock is shown on the balance sheet as mandatorily redeemable Series AA convertible preferred stock as of December 31, 2013.

On December 31, 2013, the Company and Mr. Frenkel entered into an Amendment No. 1 to the Conversion Agreement, pursuant to which the redemption date of the Series AA preferred stock was extended to January 31, 2014. On January 31, 2014, the Company and Mr. Frenkel entered into an Amendment No. 2 to the Conversion Agreement, pursuant to which the redemption date of the Series AA preferred stock was further extended to March 15, 2014.

On March 14, 2014, Mr. Frenkel redeemed the Series AA Preferred Stock under the Conversion Agreement into 2,342,750 shares of Common Stock at a conversion rate of one share of Common Stock for each one share of Series AA Preferred Stock redeemed. As an inducement to convert the Series AA Preferred Stock into Common Shares, an additional 262,763 shares of Common Stock were issued upon conversion. Further, per the terms of the Conversion Agreement, a three-year warrant to purchase one share of Common Stock was issued for each share of Common Stock received in the redemption. Therefore, 2,605,513 warrants at an exercise price of $1.00 were issued in connection with the redemption of the Series AA Preferred Stock for Common Stock. The redemption price per share of Series AA Preferred Stock was $1.46 per share, or $3,414,785 in total, which included a redemption premium of $0.85 per share, or $1,975,392 in total; and, an inducement premium of $0.11 per share, or $268,018 in total. The redemption premium included the fair value of the warrants issued of $757,162 and the excess of the fair value of common shares over the book value of the Series AA Preferred Stock of $1,218,230. The total redemption and inducement premium of $2,243,410 is deducted from net earnings to arrive at net earnings applicable to common shareholders in the accompanying consolidated Statements of Operations earnings per share calculation.

 The warrants issued to Mr. Frenkel in connection with the satisfaction of the Conversation Agreement have an exercise price of $1.00 and are exercisable at any time until the third anniversary of the date of issuance, which is March 14, 2017. The warrants may only be exercised upon the payment of cash to the Company. In the event the Company's common stock trades at an average of at least $3.00 per share for a period of not less than twenty consecutive trading days and the warrants have been registered under an effective Registration Statement, Mr. Frenkel shall be required to fully exercise the warrants within ten business days following the twentieth trading day. The exercise price of the warrants may be adjusted upon any increase or decrease in the number of issued shares of our common stock resulting from any stock split, reverse stock split, split-up, combination or exchange of shares, consolidation, spin-off, reorganization, or recapitalization of shares.

The fair value of the warrants was determined using the Black-Scholes Model with inputs from the time when the Conversion Agreement terms were met. The resulting value was approximately $0.29 per warrant. The warrants were expensed pursuant to the provisions of ASC 470 for a debt extinguishment wherein the fair value of the equity securities issued are considered a component of the reacquisition price of the debt. The warrants issued were fully vested and exercisable on the date of grant.